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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X];   Amendment Number:  1
This Amendment (Check only one.):    [X] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Covalent Partners LLC
Address: 930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-14764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William C. Stone, Jr.
Title:   Principal, Chief Financial Officer & Chief Compliance Officer
Phone:   617-658-5508

Signature, Place, and Date of Signing:

/s/ William C. Stone, Jr.         Waltham, MA                May 14, 2013
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $324,973 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number        Name

NONE        N/A                         N/A

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                                                     FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS      SOLE   SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
APPLE INC                      COM              037833100    7,184    13500 SH       SOLE                    13500        0       0
APPLE INC                      COM              037833100      793   405200 SH  CALL SOLE                   405200        0       0
BANCO SANTANDER BRASIL SA      ADS REP 1 UNIT   05967A107    5,084   698410 SH       SOLE                   698410        0       0
BANK OF AMERICA CORP           COM              060505104   12,388  1067000 SH       SOLE                  1067000        0       0
BARCLAYS PLC                   ADR              06738E204       13   508300 SH  CALL SOLE                   508300        0       0
BELO CORP                      COM SER A        080555105   12,874  1678509 SH       SOLE                  1678509        0       0
BOYD GAMING CORP               COM              103304101    4,495   676948 SH       SOLE                   676948        0       0
CAESARSTONE SDOT-YAM LTD       ORD SHS          M20598104    3,644   227958 SH       SOLE                   207948        0       0
CITIGROUP INC                  COM              172967424   19,443   491492 SH       SOLE                   491492        0       0
COLUMBUS MCKINNON CORP         COM              199333105    4,449   269340 SH       SOLE                   269340        0       0
CUMULUS MEDIA INC              CL A             231082108   11,012  4124384 SH       SOLE                  4124384        0       0
CURRENCYSHARES EURO TR         EURO SHS         23130C108       31   100000 SH  CALL SOLE                   100000        0       0
DANA HLDG CORP                 COM              235825205   20,635  1321923 SH       SOLE                  1321923        0       0
DELL INC                       COM              24702R101   22,308  2200000 SH       SOLE                  2200000        0       0
D.R. HORTON INC                NOTE 2.000% 5/1  23331ABB4   28,496 18000000 PRN      SOLE                 18000000        0       0
EXIDE TECHNOLOGIES             COM NEW          302051206    1,396   408099 SH       SOLE                   408099        0       0
FORD MOTORS CO                 COM              345370860    7,097   548000 SH       SOLE                   548000        0       0
GENERAL ELECTRIC CO            COM              369604103    7,337   349564 SH       SOLE                   349564        0       0
GEORGIA GULF CORP COM          COM PAR $0.01 NEW373200302    5,845   141600 SH       SOLE                   141600        0       0
GENERAL MTRS CO                COM              37045V100   13,481   467600 SH       SOLE                   467600        0       0

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
GOLDMAN SACHS GROUP INC        COM              38141G104    5,332    41800 SH       SOLE                    41800        0       0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    2,154   152000 SH       SOLE                   152000        0       0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.25% 5/0   459902AQ5   10,431 10000000 PRN      SOLE                 10000000        0       0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   10,019   362344 SH       SOLE                   362344        0       0
ISHARES TR                     RUSSELL 2000     464287655      152   220000 SH  PUT  SOLE                   220000        0       0
ISLE OF CAPRI CASINOS INC      COM              464592104    1,255   224125 SH       SOLE                   224125        0       0
LIGAND PHARMACEUTICALS         COM NEW          53220K504    3,621   174589 SH       SOLE                   174589        0       0
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1   55303QAE0   15,343 14500000 PRN      SOLE                 14500000        0       0
NCI BUILDING SYSTEMS INC       COM              628852204   18,062  1299459 SH       SOLE                  1299459        0       0
PINNACLE ENTMT INC             COM              723456109   22,126  1397706 SH       SOLE                  1397706        0       0
SINCLAIR BROADCAST GROUP INC   CL A             829226109   17,441  1382004 SH       SOLE                  1382004        0       0
SPEEDWAY MOTORSPORTS INC       COM              847788106    4,200   235432 SH       SOLE                   235432        0       0
STRATEGIC HOTELS & RESORTS     COM              86272T106    6,681  1043837 SH       SOLE                  1043837        0       0
STONERIDGE INC                 COM              86183P102   10,915  2131868 SH       SOLE                  2131868        0       0
WMS INDS INC                   COM              929297109    7,819   446800 SH       SOLE                   446800        0       0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    1,416   464154 SH       SOLE                   464154        0       0